UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08934

Voya Strategic Allocation Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Incorporated, 300 East Lombard Street, Baltimore MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2023 to June 30, 2023

Item 1. Reports to Stockholders.

(a)       The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Voya Investment Management

Semi-Annual Report

June 30, 2023
Classes I and S

Strategic Allocation Funds-of-Funds

■	Voya Strategic Allocation Conservative Portfolio
■	Voya Strategic Allocation Moderate Portfolio
■	Voya Strategic Allocation Growth Portfolio

Effective January 24, 2023, the U.S. Securities and Exchange Commission adopted rule and form amendments to require mutual funds to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

E-Delivery Sign-up — details inside INVESTMENT MANAGEMENT voyainvestments.com

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 through June 30, 2023. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2023**	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2023**
Voya Strategic Allocation Conservative Portfolio
Class I	$1,000.00	$1,064.50	0.30%	$1.54	$1,000.00	$1,023.31	0.30%	$1.51
Class S	1,000.00	1,062.50	0.55	2.81	1,000.00	1,022.07	0.55	2.76
Voya Strategic Allocation Moderate Portfolio
Class I	$1,000.00	$1,095.80	0.32%	$1.66	$1,000.00	$1,023.21	0.32%	$1.61
Class S	1,000.00	1,095.10	0.57	2.96	1,000.00	1,021.97	0.57	2.86
Voya Strategic Allocation Growth Portfolio
Class I	$1,000.00	$1,115.40	0.30%	$1.57	$1,000.00	$1,023.31	0.30%	$1.51
Class S	1,000.00	1,114.80	0.55	2.88	1,000.00	1,022.07	0.55	2.76

*	The annualized expense ratios do not include expenses of the underlying funds.
**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited)

	Voya Strategic Allocation Conservative Portfolio	Voya Strategic Allocation Moderate Portfolio	Voya Strategic Allocation Growth Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$55,520,320	$118,406,208	$131,876,891
Investments in unaffiliated underlying funds at fair value**	2,813,497	1,120,288	1,227,781
Cash	34,866	14,480	21,249
Cash collateral for futures contracts	—	131,120	138,270
Receivables:
Investments in affiliated underlying funds sold	197,044	—	—
Investments in unaffiliated underlying funds sold	1,103,565	1,107,533	1,213,749
Fund shares sold	39	26,566	72,153
Interest	56	95	—
Prepaid expenses	10	18	20
Reimbursement due from Investment Adviser	4,907	4,283	15,162
Other assets	6,868	12,444	12,165
Total assets	59,681,172	120,823,035	134,577,440
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	—	26,317	63,899
Payable for investments in unaffiliated underlying funds purchased	1,105,022	1,108,985	1,215,393
Payable for fund shares redeemed	197,083	250	8,255
Variation margin payable on futures contracts	—	5,750	4,500
Payable for investment management fees	9,095	17,734	19,600
Payable for distribution and shareholder service fees	664	258	494
Payable for directors fees	144	290	319
Payable to directors under the deferred compensation plan (Note 6)	6,868	12,444	12,165
Other accrued expenses and liabilities	21,767	29,823	33,147
Total liabilities	1,340,643	1,201,851	1,357,772
NET ASSETS	$58,340,529	$119,621,184	$133,219,668
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$63,874,354	$125,686,006	$134,973,969
Total distributable loss	(5,533,825)	(6,064,822)	(1,754,301)
NET ASSETS	$58,340,529	$119,621,184	$133,219,668

* Cost of investments in affiliated underlying funds	$56,666,260	$117,327,966	$125,255,674
** Cost of investments in unaffiliated underlying funds	$2,904,498	$1,108,985	$1,215,393

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited) (continued)

	Voya Strategic Allocation Conservative Portfolio	Voya Strategic Allocation Moderate Portfolio	Voya Strategic Allocation Growth Portfolio
Class I
Net assets	$55,070,994	$118,347,205	$130,769,972
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	5,242,265	10,217,579	10,834,400
Net asset value and redemption price per share	$10.51	$11.58	$12.07
Class S
Net assets	$3,269,535	$1,273,979	$2,449,696
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	314,565	110,539	205,413
Net asset value and redemption price per share	$10.39	$11.53	$11.93

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the Six Months Ended June 30, 2023 (Unaudited)

	Voya Strategic Allocation Conservative Portfolio	Voya Strategic Allocation Moderate Portfolio	Voya Strategic Allocation Growth Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$603,201	$669,938	$336,079
Dividends from unaffiliated underlying funds	33,681	21,666	23,734
Interest	880	6,234	4,628
Other	137	275	302
Total investment income	637,899	698,113	364,743
EXPENSES:
Investment management fees	55,523	106,424	116,920
Distribution and shareholder service fees:
Class S	3,837	1,539	2,860
Transfer agent fees:
Class I	24,454	47,943	59,801
Class S	1,386	518	1,102
Shareholder reporting expense	3,620	5,792	8,145
Professional fees	5,792	14,480	17,195
Custody and accounting expense	6,335	7,602	8,145
Directors fees	721	1,450	1,594
Miscellaneous expense	4,366	5,495	4,480
Interest expense	—	468	512
Total expenses	106,034	191,711	220,754
Waived and reimbursed fees	(15,423)	(4,283)	(26,335)
Net expenses	90,611	187,428	194,419
Net investment income	547,288	510,685	170,324
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(1,312,001)	(1,874,809)	(1,990,387)
Sale of unaffiliated underlying funds	(486,116)	(732,737)	(781,122)
Capital gain distributions from affiliated underlying funds	105	326	—
Futures	—	(317,172)	(340,295)
Net realized loss	(1,798,012)	(2,924,392)	(3,111,804)
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	4,262,337	12,198,066	15,993,411
Unaffiliated underlying funds	544,911	857,940	915,868
Futures	—	(51,983)	(59,055)
Net change in unrealized appreciation (depreciation)	4,807,248	13,004,023	16,850,224
Net realized and unrealized gain	3,009,236	10,079,631	13,738,420
Increase in net assets resulting from operations	$3,556,524	$10,590,316	$13,908,744

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Strategic Allocation Conservative Portfolio		Voya Strategic Allocation Moderate Portfolio
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income	$547,288	$1,140,100	$510,685	$1,710,486
Net realized gain (loss)	(1,798,012)	1,182,900	(2,924,392)	6,252,099
Net change in unrealized appreciation (depreciation)	4,807,248	(14,394,965)	13,004,023	(33,914,650)
Increase (decrease) in net assets resulting from operations	3,556,524	(12,071,965)	10,590,316	(25,952,065)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class I	(3,417,525)	(7,001,681)	(10,020,874)	(15,985,509)
Class S	(193,656)	(369,519)	(105,042)	(178,171)
Total distributions	(3,611,181)	(7,371,200)	(10,125,916)	(16,163,680)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,833,314	6,086,984	3,030,845	4,444,559
Reinvestment of distributions	3,611,181	7,371,200	10,125,916	16,163,680
	5,444,495	13,458,184	13,156,761	20,608,239
Cost of shares redeemed	(3,566,231)	(12,720,367)	(5,746,015)	(11,713,539)
Net increase in net assets resulting from capital share transactions	1,878,264	737,817	7,410,746	8,894,700
Net increase (decrease) in net assets	1,823,607	(18,705,348)	7,875,146	(33,221,045)
NET ASSETS:
Beginning of year or period	56,516,922	75,222,270	111,746,038	144,967,083
End of year or period	$58,340,529	$56,516,922	$119,621,184	$111,746,038

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Strategic Allocation Growth Portfolio
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income	$170,324	$1,560,936
Net realized gain (loss)	(3,111,804)	7,986,333
Net change in unrealized appreciation (depreciation)	16,850,224	(39,532,648)
Increase (decrease) in net assets resulting from operations	13,908,744	(29,985,379)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class I	(12,261,209)	(20,520,510)
Class S	(224,668)	(376,391)
Total distributions	(12,485,877)	(20,896,901)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,344,966	6,061,692
Reinvestment of distributions	12,485,877	20,896,901
	15,830,843	26,958,593
Cost of shares redeemed	(5,650,244)	(11,912,836)
Net increase in net assets resulting from capital share transactions	10,180,599	15,045,757
Net increase (decrease) in net assets	11,603,466	(35,836,523)
NET ASSETS:
Beginning of year or period	121,616,202	157,452,725
End of year or period	$133,219,668	$121,616,202

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Strategic Allocation Conservative Portfolio
Class I
06-30-23+	10.53	0.10	•	0.57	0.67	0.37	0.32	—	0.69	—	10.51	6.45	0.36	0.30	0.30	1.93	55,071	22
12-31-22	14.26	0.21	•	(2.51)	(2.30)	0.44	0.99	—	1.43	—	10.53	(16.46)	0.34	0.30	0.30	1.81	53,577	74
12-31-21	13.45	0.28	•	0.92	1.20	0.36	0.03	—	0.39	—	14.26	9.14	0.36	0.28	0.28	2.01	71,425	44
12-31-20	13.02	0.30	•	0.91	1.21	0.33	0.45	—	0.78	—	13.45	10.45	0.40	0.27	0.27	2.44	66,933	71
12-31-19	12.34	0.33		1.41	1.74	0.36	0.70	—	1.06	—	13.02	14.82	0.30	0.26	0.26	2.53	60,959	74
12-31-18	13.51	0.29	•	(0.80)	(0.51)	0.36	0.30	—	0.66	—	12.34	(4.03)	0.31	0.26	0.26	2.26	56,221	60
Class S
06-30-23+	10.41	0.09	•	0.55	0.64	0.34	0.32	—	0.66	—	10.39	6.25	0.61	0.55	0.55	1.68	3,270	22
12-31-22	14.11	0.18	•	(2.49)	(2.31)	0.40	0.99	—	1.39	—	10.41	(16.69)	0.59	0.55	0.55	1.57	2,940	74
12-31-21	13.31	0.24	•	0.92	1.16	0.33	0.03	—	0.36	—	14.11	8.91	0.61	0.53	0.53	1.76	3,797	44
12-31-20	12.89	0.30		0.87	1.17	0.30	0.45	—	0.75	—	13.31	10.19	0.65	0.52	0.52	2.20	3,622	71
12-31-19	12.23	0.30	•	1.39	1.69	0.33	0.70	—	1.03	—	12.89	14.47	0.55	0.51	0.51	2.36	3,572	74
12-31-18	13.39	0.26	•	(0.80)	(0.54)	0.32	0.30	—	0.62	—	12.23	(4.25)	0.56	0.51	0.51	2.02	2,670	60
Voya Strategic Allocation Moderate Portfolio
Class I
06-30-23+	11.58	0.05	•	1.02	1.07	0.49	0.58	—	1.07	—	11.58	9.58	0.33	0.32	0.32	0.89	118,347	15
12-31-22	16.36	0.18	•	(3.10)	(2.92)	0.43	1.43	—	1.86	—	11.58	(18.16)	0.33	0.33	0.33	1.40	110,541	63
12-31-21	15.21	0.25	•	1.77	2.02	0.37	0.50	—	0.87	—	16.36	13.84	0.33	0.33	0.33	1.60	143,341	44
12-31-20	14.62	0.30		1.31	1.61	0.33	0.69	—	1.02	—	15.21	12.73	0.37	0.30	0.30	2.08	131,004	53
12-31-19	13.59	0.29	•	2.18	2.47	0.41	1.03	—	1.44	—	14.62	19.26	0.30	0.28	0.28	2.07	126,475	57
12-31-18	14.80	0.29	•	(1.16)	(0.87)	0.34	—	—	0.34	—	13.59	(6.05)	0.28	0.25	0.25	1.96	117,049	48
Class S
06-30-23+	11.51	0.04	•	1.01	1.05	0.45	0.58	—	1.03	—	11.53	9.51	0.58	0.57	0.57	0.64	1,274	15
12-31-22	16.26	0.15	•	(3.08)	(2.93)	0.39	1.43	—	1.82	—	11.51	(18.34)	0.58	0.58	0.58	1.13	1,205	63
12-31-21	15.12	0.21	•	1.76	1.97	0.33	0.50	—	0.83	—	16.26	13.55	0.58	0.58	0.58	1.34	1,626	44
12-31-20	14.52	0.24	•	1.33	1.57	0.28	0.69	—	0.97	—	15.12	12.46	0.62	0.55	0.55	1.74	1,483	53
12-31-19	13.50	0.26	•	2.16	2.42	0.37	1.03	—	1.40	—	14.52	18.94	0.55	0.53	0.53	1.81	1,885	57
12-31-18	14.71	0.25	•	(1.16)	(0.91)	0.30	—	—	0.30	—	13.50	(6.31)	0.53	0.50	0.50	1.69	1,725	48
Voya Strategic Allocation Growth Portfolio
Class I
06-30-23+	12.00	0.02	•	1.31	1.33	0.45	0.81	—	1.26	—	12.07	11.54	0.35	0.30	0.30	0.27	130,770	14
12-31-22	17.81	0.16	•	(3.57)	(3.41)	0.48	1.92	—	2.41	—	12.00	(19.35)	0.34	0.31	0.31	1.19	119,444	58
12-31-21	15.80	0.23	•	2.44	2.67	0.33	0.33	—	0.66	—	17.81	17.35	0.36	0.32	0.32	1.35	154,678	42
12-31-20	15.62	0.26	•	1.49	1.75	0.32	1.25	—	1.57	—	15.80	14.40	0.39	0.29	0.29	1.87	140,657	56
12-31-19	14.40	0.28		2.79	3.07	0.43	1.42	—	1.85	—	15.62	22.84	0.30	0.26	0.26	1.76	130,989	66
12-31-18	16.03	0.28	•	(1.58)	(1.30)	0.33	—	—	0.33	—	14.40	(8.32)	0.27	0.23	0.23	1.77	114,461	45
Class S
06-30-23+	11.85	0.00	*•	1.30	1.30	0.41	0.81	—	1.22	—	11.93	11.48	0.60	0.55	0.55	0.02	2,450	14
12-31-22	17.61	0.12	•	(3.52)	(3.40)	0.44	1.92	—	2.36	—	11.85	(19.55)	0.59	0.56	0.56	0.93	2,172	58
12-31-21	15.64	0.18	•	2.41	2.59	0.29	0.33	—	0.62	—	17.61	16.98	0.61	0.57	0.57	1.05	2,775	42
12-31-20	15.46	0.22	•	1.48	1.70	0.27	1.25	—	1.52	—	15.64	14.16	0.64	0.54	0.54	1.57	2,731	56
12-31-19	14.27	0.22	•	2.77	2.99	0.38	1.42	—	1.80	—	15.46	22.49	0.55	0.51	0.51	1.45	2,968	66
12-31-18	15.88	0.24	•	(1.56)	(1.32)	0.29	—	—	0.29	—	14.27	(8.50)	0.52	0.48	0.48	1.53	2,799	45

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Strategic Allocation Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of Maryland on October 14, 1994. There are three active separate investment series (each a “Portfolio” and collectively the “Portfolios”) that comprise the Company: Voya Strategic Allocation Conservative Portfolio (“Strategic Allocation Conservative”), Voya Strategic Allocation Moderate Portfolio (“Strategic Allocation Moderate”), and Voya Strategic Allocation Growth Portfolio (“Strategic Allocation Growth”), each a diversified series of the Company. Each Portfolio currently seeks to achieve its investment objective by investing primarily in other investment companies (“Underlying Funds”) and each uses asset allocation strategies to determine how to invest in the Underlying Funds. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The classes of shares included in this report are: Class I and Class S. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The two classes differ principally in the applicable distribution and service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments

Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of a Portfolio is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as dividends from underlying funds in the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.

C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

date. Dividends from net investment income and capital gain distributions, if any, are declared and paid annually by the Portfolios. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

D. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

E. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

G. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities.

Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts, if any, are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2023, the Portfolios used futures to enact tactical positions and to provide the Portfolios with greater liquidity. Strategic Allocation Moderate and Strategic

Allocation Growth had purchased and sold futures contracts on various equity indices. Strategic Allocation Moderate and Strategic Allocation Growth also purchased futures contracts on Eurodollars and U.S. Treasury Notes. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended June 30, 2023, Strategic Allocation Moderate and Strategic Allocation Growth had average notional values on futures contracts purchased and sold as disclosed below. Please refer to the tables within the respective Portfolio of Investments for Strategic Allocation Moderate and Strategic Allocation Growth for open futures contracts at June 30, 2023. Strategic Allocation Conservative did not enter into any futures contracts during the period ended June 30, 2023.

	Purchased	Sold
Strategic Allocation Moderate	$2,605,796	$2,721,991
Strategic Allocation Growth	2,818,434	2,991,698

H. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS

For the period ended June 30, 2023, the cost of purchases and the proceeds from the sales of the Underlying Funds were as follows:

	Purchases	Sales
Strategic Allocation Conservative	$12,591,618	$13,749,049
Strategic Allocation Moderate	17,402,108	19,804,248
Strategic Allocation Growth	17,735,726	20,086,819

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. The Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates: 0.18% of each Portfolio’s average daily net assets invested in affiliated Underlying Funds, 0.70% of each Portfolio’s average daily net assets invested in direct investments and 0.40% of each Portfolio’s average daily net assets invested in unaffiliated Underlying Funds and other investments.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class S shares of the Portfolios have a shareholder services and distribution plan (the “Plan”), whereby the Distributor is compensated by each Portfolio for expenses incurred for shareholder servicing and/or distribution of each Portfolio’s Class S shares. Pursuant to the Plan, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio’s Class S shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plan, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2023, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
ReliaStar Life Insurance Company	Strategic Allocation Conservative	8.67%
	Strategic Allocation Moderate	11.46
	Strategic Allocation Growth	8.63
Voya Retirement Insurance and Annuity Company	Strategic Allocation Conservative	84.74
	Strategic Allocation Moderate	86.40
	Strategic Allocation Growth	85.39

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2023, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Strategic Allocation Conservative	$25,741
Strategic Allocation Moderate	48,337
Strategic Allocation Growth	60,741

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser entered into written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes,

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS (continued)

investment-related costs, leverage expenses and extraordinary expenses to the levels listed below:

Portfolio(1)(2)	Class I	Class S
Strategic Allocation Conservative	0.71%	0.96%
Strategic Allocation Moderate	0.75%	1.00%
Strategic Allocation Growth	0.77%	1.02%

(1)	These operating expense limits take into account operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.
(2)	Any fees waived pursuant to the Expense Limitation Agreement shall not be eligible for recoupment.

The Expense Limitation Agreement is contractual through May 1, 2024 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Strategic Allocation Conservative
Class I
6/30/2023	150,730	—	330,835	(325,700)	155,865	1,622,168	—	3,417,525	(3,497,990)	1,541,703
12/31/2022	521,264	—	644,129	(1,087,027)	78,366	6,062,081	—	7,001,681	(12,461,688)	602,074
Class S
6/30/2023	19,778	—	18,930	(6,428)	32,280	211,146	—	193,656	(68,241)	336,561
12/31/2022	2,205	—	34,310	(23,321)	13,194	24,903	—	369,519	(258,679)	135,743
Strategic Allocation Moderate
Class I
6/30/2023	254,076	—	896,321	(477,421)	672,976	3,002,272	—	10,020,874	(5,673,919)	7,349,227
12/31/2022	341,311	—	1,345,581	(904,319)	782,573	4,396,939	—	15,985,509	(11,539,805)	8,842,643
Class S
6/30/2023	2,436	—	9,438	(6,043)	5,831	28,573	—	105,042	(72,096)	61,519
12/31/2022	3,730	—	15,074	(14,063)	4,741	47,620	—	178,171	(173,734)	52,057
Strategic Allocation Growth
Class I
6/30/2023	264,198	—	1,066,192	(451,136)	879,254	3,277,305	—	12,261,209	(5,610,799)	9,927,715
12/31/2022	437,888	—	1,680,631	(850,547)	1,267,972	5,938,823	—	20,520,510	(11,743,124)	14,716,209
Class S
6/30/2023	5,582	—	19,760	(3,213)	22,129	67,661	—	224,668	(39,445)	252,884
12/31/2022	9,409	—	31,158	(14,838)	25,729	122,869	—	376,391	(169,712)	329,548

NOTE 9 — LINE OF CREDIT

Effective June 12, 2023, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 10, 2024. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 12, 2023, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 12, 2023.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 9 — LINE OF CREDIT (continued)

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolio utilized the line of credit during the six months ended June 30, 2023:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Strategic Allocation Moderate	4	$704,750	5.98%
Strategic Allocation Growth	4	770,500	5.98

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, futures contracts and wash sale deferrals.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended December 31, 2022		Year Ended December 31, 2021
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Strategic Allocation Conservative	$4,016,276	$3,354,924	$2,056,811	$6,489
Strategic Allocation Moderate	5,032,502	11,131,178	3,980,014	3,461,824
Strategic Allocation Growth	6,032,460	14,864,441	3,623,759	2,230,754

The tax-basis components of distributable earnings as of December 31, 2022 were:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/(Loss)
Strategic Allocation Conservative	$1,934,571	$1,648,169	$(9,061,908)	$(5,479,168)
Strategic Allocation Moderate	4,664,100	5,257,588	(16,450,910)	(6,529,222)
Strategic Allocation Growth	4,442,463	7,853,520	(15,473,151)	(3,177,168)

At December 31, 2022, the Portfolios did not have any capital loss carryforwards for U.S. federal income tax purposes.

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.

As of June 30, 2023, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month

LIBOR reference rates ceased to be provided or no longer would be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings will cease to be provided or no longer would be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”) (continued)

rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).

Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Portfolio’s existing investments (including, for example, fixed-income investments, senior loans, CLOs and CDOs, and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Portfolio.

NOTE 12 — LIQUIDITY

Consistent with Rule 22e-4 under the 1940 Act, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk.

The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding a Portfolio’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.

During the period covered by the annual assessment, January 1, 2022 through December 31, 2022, the Program supported the Portfolios’ ability to honor redemption requests in a timely manner and the Program Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Portfolio’s prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks.

NOTE 13 — MARKET DISRUPTION

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of a Portfolio’s investments, including beyond a Portfolio’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 13 — MARKET DISRUPTION (continued)

institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio’s service providers.

NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, early adoption is permitted. The amendment was early adopted. Management expects that the adoption of the guidance will not have a material impact on the Portfolios’ financial statements.

NOTE 15 — SUBSEQUENT EVENTS

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

Voya Strategic Allocation Conservative Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 4.8%
32,371	Schwab U.S. TIPS ETF	$1,697,211	2.9
17,571	Vanguard Long-Term Treasury ETF	1,116,286	1.9
	Total Exchange-Traded Funds (Cost $2,904,498)	2,813,497	4.8

MUTUAL FUNDS: 95.2%
	Affiliated Investment Companies: 95.2%
310,679	Voya Global Bond Fund — Class R6	2,255,530	3.9
432,088	Voya High Yield Bond Fund — Class R6	2,894,992	5.0
2,069,572	Voya Intermediate Bond Fund — Class R6	17,839,708	30.6
319,845	Voya Large Cap Value Portfolio — Class R6	1,755,947	3.0
45,997	Voya Large-Cap Growth Fund — Class R6	1,959,465	3.4
668,707	Voya Limited Maturity Bond Portfolio — Class I	6,252,409	10.7
198,796	Voya MidCap Opportunities Portfolio — Class R6	946,268	1.6
128,148	Voya Multi-Manager Emerging Markets Equity Fund — Class I	1,186,653	2.0
134,274	Voya Multi-Manager International Equity Fund — Class I	1,307,831	2.2
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
146,865	Voya Multi-Manager International Factors Fund — Class I	1,317,375	2.3
98,850	Voya Multi-Manager Mid Cap Value Fund — Class I	893,603	1 5
87,298	Voya Small Company Fund — Class R6	1,203,840	2.1
172,922	Voya U.S. High Dividend Low Volatility Fund — Class R6	1,737,865	3.0
485,541	Voya U.S. Stock Index Portfolio — Class I	8,943,671	15.3
320,430	VY® BrandywineGLOBAL — Bond Portfolio — Class I	3,063,309	5.2
24,985	VY® T. Rowe Price Growth Equity Portfolio — Class I	1,961,854	3.4
	Total Mutual Funds (Cost $56,666,260)	55,520,320	95.2
	Total Investments in Securities (Cost $59,570,758)	$58,333,817	100.0
	Assets in Excess of Other Liabilities	6,712	0.0
	Net Assets	$58,340,529	100.0

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,813,497	$—	$—	$2,813,497
Mutual Funds	55,520,320	—	—	55,520,320
Total Investments, at fair value	$58,333,817	$—	$—	$58,333,817

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Bond Fund — Class R6	$2,312,617	$151,105	$(268,539)	$60,347	$2,255,530	$45,625	$(62,903)	$—
Voya High Yield Bond Fund — Class R6	2,810,948	193,692	(179,606)	69,958	2,894,992	88,514	(14,288)	—

See Accompanying Notes to Financial Statements

Voya Strategic Allocation Conservative Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund — Class R6	$17,281,587	$1,827,123	$(1,656,152)	$387,150	$17,839,708	$330,102	$(255,023)	$105
Voya Large Cap Value Portfolio — Class R6	1,732,394	91,872	(427,160)	358,841	1,755,947	—	(267,449)	—
Voya Large-Cap Growth Fund — Class R6	1,619,861	137,212	(286,900)	489,292	1,959,465	—	(65,627)	—
Voya Limited Maturity Bond Portfolio — Class I	5,856,846	1,639,973	(1,241,038)	(3,372)	6,252,409	101,376	(47,061)	—
Voya MidCap Opportunities Portfolio — Class R6	552,171	346,821	(116,155)	163,431	946,268	—	(48,637)	—
Voya Multi-Manager Emerging Markets Equity Fund — Class I	1,185,091	654,571	(807,561)	154,552	1,186,653	—	(60,479)	—
Voya Multi-Manager International Equity Fund — Class I	307,690	1,035,601	(73,715)	38,255	1,307,831	—	4,913	—
Voya Multi-Manager International Factors Fund — Class I	957,946	461,986	(204,916)	102,359	1,317,375	—	(3,796)	—
Voya Multi-Manager Mid Cap Value Fund — Class I	570,240	352,052	(65,132)	36,443	893,603	—	29	—
Voya Small Company Fund — Class R6	1,113,588	169,862	(176,451)	96,841	1,203,840	—	(3,628)	—
Voya U.S. Bond Index Portfolio — Class I	1,701,821	83,697	(1,958,108)	172,590	—	17,141	(133,277)	—
Voya U.S. High Dividend Low Volatility Fund — Class R6	2,891,124	140,417	(1,439,002)	145,326	1,737,865	20,443	(189,180)	—
Voya U.S. Stock Index Portfolio — Class I	7,813,436	2,060,848	(2,077,596)	1,146,983	8,943,671	—	109,981	—
VY® BrandywineGLOBAL — Bond Portfolio — Class I	2,263,432	946,976	(220,830)	73,731	3,063,309	—	(28,077)	—
VY® T. Rowe Price Growth Equity Portfolio — Class I	1,580,345	169,929	(558,030)	769,610	1,961,854	—	(247,499)	—
	$52,551,137	$10,463,737	$(11,756,891)	$4,262,337	$55,520,320	$603,201	$(1,312,001)	$105

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $62,588,477. Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$2,463,584
Gross Unrealized Depreciation	(6,718,244)
Net Unrealized Depreciation	$(4,254,660)

See Accompanying Notes to Financial Statements

Voya Strategic Allocation Moderate Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 0.9%
17,634	Vanguard Long-Term Treasury ETF	$1,120,288	0.9
	Total Exchange-Traded Funds (Cost $1,108,985)	1,120,288	0.9

MUTUAL FUNDS: 99.0%
	Affiliated Investment Companies: 99.0%
3,434,016	Voya Intermediate Bond Fund — Class R6	29,601,222	24.8
1,499,312	Voya Large Cap Value Portfolio — Class R6	8,231,222	6.9
76,720	Voya Large-Cap Growth Fund — Class R6	3,268,263	2.7
610,504	Voya Limited Maturity Bond Portfolio — Class I	5,708,214	4.8
800,543	Voya MidCap Opportunities Portfolio — Class R6	3,810,586	3.2
383,558	Voya Multi-Manager Emerging Markets Equity Fund — Class I	3,551,748	3.0
331,637	Voya Multi-Manager International Equity Fund — Class I	3,230,148	2.7
363,132	Voya Multi-Manager International Factors Fund — Class I	3,257,293	2.7
Shares			Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
		Affiliated Investment Companies: (continued)
396,390		Voya Multi-Manager Mid Cap Value Fund — Class I	$3,583,366	3.0
373,379		Voya Short Term Bond Fund — Class R6	3,438,816	2.9
33,049	(1)	Voya Small Cap Growth Fund — Class R6	1,223,154	1.0
175,528		Voya Small Company Fund — Class R6	2,420,525	2.0
1,993,088		Voya U.S. Stock Index Portfolio — Class I	36,712,676	30.7
468,697		VY® BrandywineGLOBAL — Bond Portfolio — Class I	4,480,743	3.7
74,990		VY® T. Rowe Price Growth Equity Portfolio — Class I	5,888,232	4.9
		Total Mutual Funds (Cost $117,327,966)	118,406,208	99.0
		Total Investments in Securities (Cost $118,436,951)	$119,526,496	99.9
		Assets in Excess of Other Liabilities	94,688	0.1
		Net Assets	$119,621,184	100.0

(1)	Non-income producing security.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,120,288	$—	$—	$1,120,288
Mutual Funds	118,406,208	—	—	118,406,208
Total Investments, at fair value	$119,526,496	$—	$—	$119,526,496
Other Financial Instruments+
Futures	11,735	—	—	11,735
Total Assets	$119,538,231	$—	$—	$119,538,231
Liabilities Table
Other Financial Instruments+
Futures	$(41,742)	$—	$—	$(41,742)
Total Liabilities	$(41,742)	$—	$—	$(41,742)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

Voya Strategic Allocation Moderate Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund — Class R6	$27,440,957	$3,828,291	$(2,198,379)	$530,353	$29,601,222	$539,085	$(347,891)	$326
Voya Large Cap Value Portfolio — Class R6	7,894,696	363,556	(1,196,988)	1,169,958	8,231,222	—	(749,887)	—
Voya Large-Cap Growth Fund — Class R6	2,668,114	199,091	(394,514)	795,572	3,268,263	—	(91,761)	—
Voya Limited Maturity Bond Portfolio — Class I	7,245,701	551,466	(2,129,387)	40,434	5,708,214	103,167	(76,359)	—
Voya MidCap Opportunities Portfolio — Class R6	2,727,527	821,434	(397,511)	659,136	3,810,586	—	(166,301)	—
Voya Multi-Manager Emerging Markets Equity Fund — Class I	2,343,446	1,278,928	(301,838)	231,212	3,551,748	—	(38,932)	—
Voya Multi-Manager International Equity Fund — Class I	1,876,988	1,499,843	(352,730)	206,047	3,230,148	—	(9,194)	—
Voya Multi-Manager International Factors Fund — Class I	3,072,571	347,059	(535,829)	373,492	3,257,293	—	(56,543)	—
Voya Multi-Manager Mid Cap Value Fund — Class I	2,817,739	858,958	(259,317)	165,986	3,583,366	—	(36,143)	—
Voya Short Term Bond Fund — Class R6	—	3,548,295	(76,182)	(33,297)	3,438,816	27,686	(240)	—
Voya Small Cap Growth Fund — Class R6	1,067,001	157,891	(140,084)	138,346	1,223,154	—	915	—
Voya Small Company Fund — Class R6	2,212,980	282,778	(263,468)	188,235	2,420,525	—	(4,276)	—
Voya U.S. Stock Index Portfolio — Class I	37,469,293	1,290,866	(7,318,175)	5,270,692	36,712,676	—	472,441	—
VY® BrandywineGLOBAL — Bond Portfolio — Class I	4,474,564	232,460	(412,748)	186,467	4,480,743	—	(55,381)	—
VY® T. Rowe Price Growth Equity Portfolio — Class I	4,807,239	334,048	(1,528,488)	2,275,433	5,888,232	—	(715,257)	—
	$108,118,816	$15,594,964	$(17,505,638)	$12,198,066	$118,406,208	$669,938	$(1,874,809)	$326

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2023, the following futures contracts were outstanding for Voya Strategic Allocation Moderate Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury Ultra Long Bond	8	09/20/23	$1,089,750	$11,735
			$1,089,750	$11,735
Short Contracts:
S&P 500® E-Mini	(6)	09/15/23	(1,346,475)	(41,742)
			$(1,346,475)	$(41,742)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

See Accompanying Notes to Financial Statements

Voya Strategic Allocation Moderate Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2023 (UNAUDITED) (CONTINUED)

The fair value of derivative instruments as of June 30, 2023 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$11,735
Total Asset Derivatives		$11,735
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$41,742
Total Liability Derivatives		$41,742
*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the year ended June 30, 2023 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(280,709)
Interest rate contracts	(36,463)
Total	$(317,172)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(98,351)
Interest rate contracts	46,368
Total	$(51,983)

At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $122,943,375. Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$8,732,797
Gross Unrealized Depreciation	(12,179,684)
Net Unrealized Depreciation	$(3,446,887)

See Accompanying Notes to Financial Statements

Voya Strategic Allocation Growth Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 0.9%
19,326	Vanguard Long-Term Treasury ETF	$1,227,781	0.9
	Total Exchange-Traded Funds (Cost $1,215,393)	1,227,781	0.9

MUTUAL FUNDS: 99.0%
	Affiliated Investment Companies: 99.0%
2,033,081	Voya Intermediate Bond Fund — Class R6	17,525,156	13.2
1,177,680	Voya Large Cap Value Portfolio — Class R6	6,465,464	4.9
268,579	Voya Limited Maturity Bond Portfolio — Class I	2,511,210	1.9
1,322,646	Voya MidCap Opportunities Portfolio — Class R6	6,295,794	4.7
420,168	Voya Multi-Manager Emerging Markets Equity Fund — Class I	3,890,758	2.9
657,941	Voya Multi-Manager International Equity Fund — Class I	6,408,341	4.8
652,870	Voya Multi-Manager International Factors Fund — Class I	5,856,240	4.4
Shares			Value	Percentage of Net Assets
653,430		Voya Multi-Manager Mid Cap Value Fund — Class I	5,907,003	4.4
141,737		Voya Short Term Bond Fund — Class R6	1,305,399	1.0
72,884	(1)	Voya Small Cap Growth Fund — Class R6	2,697,421	2.0
289,986		Voya Small Company Fund — Class R6	3,998,912	3.0
3,088,647		Voya U.S. Stock Index Portfolio — Class I	56,892,886	42.7
515,355		VY® BrandywineGLOBAL — Bond Portfolio — Class I	4,926,798	3.7
91,639		VY® T. Rowe Price Growth Equity Portfolio — Class I	7,195,509	5.4
		Total Mutual Funds (Cost $125,255,674)	131,876,891	99.0
		Total Investments in Securities (Cost $126,471,067)	$133,104,672	99.9
		Assets in Excess of Other Liabilities	114,996	0.1
		Net Assets	$133,219,668	100.0

(1)	Non-income producing security.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,227,781	$—	$—	$1,227,781
Mutual Funds	131,876,891	—	—	131,876,891
Total Investments, at fair value	$133,104,672	$—	$—	$133,104,672
Other Financial Instruments+
Futures	13,201	—	—	13,201
Total Assets	$133,117,873	$—	$—	$133,117,873
Liabilities Table
Other Financial Instruments+
Futures	$(41,742)	$—	$—	$(41,742)
Total Liabilities	$(41,742)	$—	$—	$(41,742)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

Voya Strategic Allocation Growth Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2023 (Unaudited) (continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund — Class R6	$14,007,479	$4,494,722	$(1,187,534)	$210,489	$17,525,156	$301,346	$(159,496)	$—
Voya Large Cap Value Portfolio — Class R6	6,167,018	323,500	(930,654)	905,600	6,465,464	—	(579,058)	—
Voya Limited Maturity Bond Portfolio — Class I	3,058,008	1,449,313	(1,977,355)	(18,756)	2,511,210	34,207	(209)	—
Voya MidCap Opportunities Portfolio — Class R6	4,735,448	1,053,366	(553,901)	1,060,881	6,295,794	—	(233,531)	—
Voya Multi-Manager Emerging Markets Equity Fund — Class I	3,852,268	1,462,956	(1,959,687)	535,221	3,890,758	—	(236,772)	—
Voya Multi-Manager International Equity Fund — Class I	6,560,912	137,061	(1,098,780)	809,148	6,408,341	—	(185,506)	—
Voya Multi-Manager International Factors Fund — Class I	5,185,467	806,350	(736,284)	600,707	5,856,240	—	(47,275)	—
Voya Multi-Manager Mid Cap Value Fund — Class I	4,890,418	1,111,148	(334,019)	239,456	5,907,003	—	(38,180)	—
Voya Short Term Bond Fund — Class R6	—	1,308,230	—	(2,831)	1,305,399	526	—	—
Voya Small Cap Growth Fund — Class R6	2,343,974	300,399	(249,471)	302,519	2,697,421	—	1,174	—
Voya Small Company Fund — Class R6	3,636,881	419,434	(363,594)	306,191	3,998,912	—	(7,402)	—
Voya U.S. Stock Index Portfolio — Class I	52,694,277	2,027,686	(6,027,786)	8,198,709	56,892,886	—	300,214	—
VY® BrandywineGLOBAL — Bond Portfolio — Class I	4,853,319	318,945	(447,242)	201,776	4,926,798	—	(58,441)	—
VY® T. Rowe Price Growth Equity Portfolio — Class I	5,742,597	483,670	(1,675,059)	2,644,301	7,195,509	—	(745,905)	—
	$117,728,066	$15,696,780	$(17,541,366)	$15,993,411	$131,876,891	$336,079	$(1,990,387)	$ —

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2023, the following futures contracts were outstanding for Voya Strategic Allocation Growth Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury Ultra Long Bond	9	09/20/23	$1,225,969	$13,201
			$1,225,969	$13,201
Short Contracts:
S&P 500® E-Mini	(6)	09/15/23	(1,346,475)	(41,742)
			$(1,346,475)	$(41,742)

See Accompanying Notes to Financial Statements

Voya Strategic Allocation Growth Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2023 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2023 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$13,201
Total Asset Derivatives		$13,201
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$41,742
Total Liability Derivatives		$41,742

* The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the year ended June 30, 2023 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(299,914)
Interest rate contracts	(40,381)
Total	$(340,295)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(106,889)
Interest rate contracts	47,834
Total	$(59,055)

At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $131,699,058.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$12,562,803
Gross Unrealized Depreciation	(11,185,730)
Net Unrealized Appreciation	$1,377,073

See Accompanying Notes to Financial Statements

Investment Adviser

Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor

Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel

Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com	VPSAR-SAIS	(0623-081423)

(b)            Not applicable.

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

(a)            Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)            Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not required for semi-annual filing.

(c)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Strategic Allocation Portfolios, Inc.

By	/s/ Andy Simonoff
Andy Simonoff
Chief Executive Officer

Date: September 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Andy Simonoff
Andy Simonoff
Chief Executive Officer

Date: September 5, 2023

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: September 5, 2023